Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,621	$ 416,333
Account receivable net of allowance for doubtful accounts $163,339 and $449,524, respectively	919,503	523,039
Inventories	2,151,779	1,819,751
Prepaid expenses and other current assets	489,663	145,313
Total current assets	3,643,566	2,904,436
Property and equipment, net	3,344,426	3,342,447
Deferred financing costs, net	39,900	25,319
Goodwill	1,026,984	1,026,984
Intangibles, net	205,033	247,450
Total non-current assets	4,616,343	4,642,200
Total Assets	8,259,909	7,546,636
Current liabilities:
Accounts payable	1,019,189	1,616,673
Accrued expenses and other current liabilities	991,596	1,181,852
Accrued interest	191,728	83,548
Notes payable - shareholder	1,099,715	1,099,715
Convertible note payable	1,227,743	2,050,000
Deferred income tax	102,022	102,022
Derivative instruments	595,104	883,619
Current portion of long term debt	194,247	260,741
Total current liabilities	5,421,344	7,278,170
Long Term Debt	2,913,492	3,037,591
Shareholders' deficiency
Common stock, $.001 par value, 100,000,000 shares authorized, 63,142,969 and 55,181,165 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	63,143	55,181
Additional paid-in capital	10,484,611	3,339,171
Accumulated deficit	(10,622,681)	(6,163,477)
Total shareholders' deficiency	(74,927)	(2,769,125)
Total liabilities and shareholders' deficiency	$ 8,259,909	$ 7,546,636